Reorganization Impacts - Discontinued Operations Solely Related to Southwest Gas Corporation - Summary of Income Statement Components of Discontinued Operations - Construction Services in Condensed Consolidated Income Statements (Detail) - Southwest Gas Corporation [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Income before income taxes	$ 53,516	$ 46,352
Income tax expense	19,884	18,547
Net income	33,632	27,805
Net income attributable to noncontrolling interests	1,014	1,113
Discontinued operations - construction services - net income	32,618	26,692
Construction Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Construction revenues	1,139,078	1,008,986
Operating expenses:
Construction expenses	1,024,423	898,781
Depreciation and amortization	55,669	56,656
Operating income	58,986	53,549
Other income (deductions)	1,193	587
Net interest deductions	6,663	7,784
Income before income taxes	53,516	46,352
Income tax expense	19,884	18,547
Net income	33,632	27,805
Net income attributable to noncontrolling interests	1,014	1,113
Discontinued operations - construction services - net income	$ 32,618	$ 26,692